Acquisitions and Disposals - Summary of Net Assets Acquired and Total Payment for Acquisition (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets	€ 787
Other non-current assets	37
Trade and other receivables	58
Other current assets	94
Non-current liabilities	(128)
Current liabilities	(77)
Net assets acquired	771	€ 815				€ 2,423
Non-controlling interest	(25)	(17)				(50)
Goodwill	18,067	17,341	[1]	€ 16,881
Cash consideration	1,149
Deferred consideration	18
Total consideration	1,167	1,194				4,963
Subsidiaries [member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	€ 421	€ 496				€ 2,539

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.